UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washinton, DC 20549


                                   FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY





Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/08

Date of reporting period:                            09/30/08





























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Item 1. Schedule of Investments.





                         NORTHQUEST CAPITAL FUND, INC.



                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                              September 30, 2008


























                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com















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                         NORTHQUEST CAPITAL FUND, INC.



                                                            September 30, 2008


To the Shareholders of NorthQuest Capital Fund, Inc.:

   Our Fund began the year at a share price of $12.85 and ended the past nine months at $11.51. The Fund's total return, year-to-date before taxes for this period, decreased 10.43%. NorthQuest has 199,053 shares outstanding with total net assets of $2,291,198. The following table may be helpful in comparing the Fund's performance with other investments and financial indices.

                             Performance Comparison

    The Fund & Other Indexes                        Year-To-Date (Loss)
    ------------------------                        ------------------
    NorthQuest Capital Fund                             (10.43%)
    Dow Jones Industrial                                (18.20%)
    NASDAQ Composite                                    (21.49%)
    S&P 500                                             (20.68%)

   During the quarter the Fund invested $224,439 in several common stocks, espe-cially when stock market indices declined sharply. NorthQuest sold entire positions in three companies [DuPont (DD), Washington Mutual Inc. (WM), and ChoicePoint Inc. (CPS)] totaling $161,243. CPS was sold at a profit of $14,044 before an impending merger with Reed Elsevier Group PLC. DD and WM were sold at a loss. The proceeds from the DD sale (loss of $2,249) was put into additional shares of Exxon Mobil Corporation (XOM). XOM's stronger balance sheet and attractive share price outweighed holding or buying more shares of DD. Regrettably, Washington Mutual Inc. was sold at a loss of $67,606. I should have recognized the magnitude of WM's bad loans sooner. Our other banks in the port-folio, JP Morgan Chase (JPM) and U.S. Bancorp (USB), have weathered the credit crisis well by maintaining high lending standards and surplus capital.
   It has been difficult to remain postive during these times of fear and panic. Financial bailouts and rescues by government seem to occur on a weekly schedule. The public has lost confidence in the financial system. Our bloated governments (local, State and federal) have infected our financial system with corruption, malfeasance, oppressive regulations and excessive fees. And yet the politicians blame our companies and the taxpayers for the credit crisis. The solution:
"less government".
   This quarterly report includes the Fund's "Schedule of Investments" and each shareholders' account statement. For information about the Fund's daily perform-ance and other financial information visit our web site address at www.NorthQuestFund.com. Please do not hesitate to call or write me any comments or questions that you may have about this report.



Sincerely,

/s/ Peter J. Lencki
    ---------------
    President


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(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Schedule of Investments - (Unaudited)
                     -------------------------------------
                               September 30, 2008
                               ------------------
                                                                    Fair
COMMON STOCKS - 97.06%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Biotechnology Industry - 5.69%
------------------------------
Amgen Incorp. *                          2,200   $   126,843   $   130,394
                                                   ----------     ---------

Computer Hardware & Software - 8.58%
-------------------------------------
Fiserv Inc. *                            2,500       109,333       118,300
Symantec Corp. *                         4,000        38,022        78,320
                                                   ----------     ---------
                                                     147,355       196,620
                                                   ----------     ---------

Defense Industry - 9.64%
------------------------
General Dynamics Corp.                   3,000       100,926       220,860
                                                   ----------     ---------

Electrical Products/Equipment - 3.46%
-------------------------------------
Emerson Electric Co. *                   1,000        40,803        40,790
Technitrol Inc.                          2,600        49,705        38,454
                                                   ----------     ---------
                                                      90,508        79,244
                                                   ----------     ---------

Financial Services - 9.03%
--------------------------
JP Morgan Chase & Co.                    2,500        90,505       116,750
U.S. Bancorp                             2,500        74,356        90,050
                                                   ----------     ---------
                                                     164,861       206,800
                                                   ----------     ---------

Diversified Industrials - 7.98%
-------------------------------
General Electric Company                 2,800        91,773        71,400
Parker-Hannifin Corp.                    2,100       150,593       111,300
                                                   ----------     ---------
                                                     242,366       182,700
                                                   ----------     ---------
Insurance - 10.91%
------------------
Allstate Corporation                     1,800        93,537        83,016
Berkshire Hathaway, Class B *               38        89,457       167,010
                                                   ----------     ---------
                                                     182,994       250,026
                                                   ----------     ---------
Machinery Industry - 3.66%
--------------------------
Donaldson Co.                            2,000        43,375        83,820
                                                   ----------     ---------
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(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                              September 30, 2008
                              ------------------
                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 13.41%
--------------------------------
Medtronic Inc.                           1,800        89,689        90,180
Pfizer Inc.                              4,000       119,419        73,760
Stryker Corp. *                          2,300        72,731       143,290
                                                   ----------     ---------
                                                     281,839       307,230
                                                   ----------     ---------

Natural Gas Distribution - 2.82%
--------------------------------
New Jersey Resources                     1,800        39,123        64,602
                                                   ----------     ---------

Petroleum & Chemical Industry - 10.15%
--------------------------------------
Exxon Mobil Corporation                  1,500        98,847       116,490
3M Company                               1,700       124,491       116,127
                                                   ----------    ----------
                                                     223,338       232,617
                                                   ----------    ----------

Publishing Industry - 3.79%
---------------------------
McGraw-Hill                              2,750        89,892        86,928
                                                   ----------    ----------

Steel Industry - 2.42%
----------------------
Reliance Steel & Aluminum                1,460        64,780        55,436
                                                   ----------    ----------

Telecommunications Equip. Industry - 1.97%
------------------------------------------
Cisco Systems *                          2,000        31,657        45,120
                                                   ----------    ----------

Utility (Electric) Industry - 3.55%
-----------------------------------
Exelon Corporation                       1,300        51,523        81,406
                                                   ----------    ----------

TOTAL COMMON STOCKS                              $ 1,881,380   $ 2,223,803
                                                   ----------    ----------

OTHER ASSETS AND LIABILITIES - 2.94%                                67,395
                                                                 ----------

NET ASSETS - 100.00%                                           $ 2,291,198
                                                                 ==========

* Non-income producing during the period.
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(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
               Schedule of Investments - (Unaudited) (continued)
               -------------------------------------------------
                              September 30, 2008
                              ------------------


   The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a lia-bility in an orderly transaction between market participants at the measure-ment date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transpar-ency of inputs to the valuation of an asset or liability. Inputs may be ob-servable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the as-sumptions that market participants would use in pricing the asset or liabil-ity developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the in-puts which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

      * Level 1 - quoted prices in active markets for identical investments.

      * Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      * Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           -----------
      Level 1                       $2,223,803           $         0
      Level 2                                0                     0
      Level 3                                0                     0
                                    ----------           -----------
      Total                         $2,223,803           $         0
                                    ==========           ===========

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument







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This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accom-panied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.





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(page)
Item 2. Controls and Procedures.

(a) The Registrant's President and Chief Financial Officer, Peter J. Lencki, has concluded that the Registrant's disclosure controls and procedures (as de-fined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

    A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed as an exhibit to and part of this Form N-Q.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   (Registrant)                                 NorthQuest Capital Fund, Inc.

   By (Signature and Title)                       /s/ Peter J. Lencki
                                                      ---------------
                                                      Peter J. Lencki
                                                      President
                                                      Chief Financial Officer

   Date:  10/08/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in capacities and on the dates indicated.


   (Registrant)                                 NorthQuest Capital Fund, Inc.

   By (Signature and Title)                       /s/ Peter J. Lencki
                                                      ---------------
                                                      Peter J. Lencki
                                                      President
                                                      Chief Financial Officer

   Date:  10/08/08






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